Deferred revenue	12 Months Ended
Mar. 31, 2012
Deferred revenue
13	Deferred revenue

(a)	Deferred revenue consists of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	45,517	51,610	8,195
Unearned storage fees	199,470	361,034	57,331
Total current and non-current deferred revenue	244,987	412,644	65,526

Representing:
Current portion	82,319	106,110	16,850
Non-current portion	162,668	306,534	48,676
Total current and non-current deferred revenue	244,987	412,644	65,526

(b)	An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	89,177	116,870	199,470	31,674
Deferred revenue arising from new customers	76,042	153,505	260,531	41,372
Credited to income	(48,349)	(70,905)	(98,967)	(15,715)
Balance at end of year	116,870	199,470	361,034	57,331